Earnings Per Share (Tables)	3 Months Ended
Mar. 31, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three-months
	Ended March 31,
	2012	2011
Basic Earnings Per Share:
Net income applicable to common shareholders	$3,529	4,339
Weighted average common shares outstanding	1,887,254	1,888,570
Basic earnings per share	$1.87	2.30

Diluted Earnings Per Share:
Net income applicable to common shareholders	$3,529	4,339
Weighted average common shares outstanding	1,887,254	1,888,570
Effect of assumed exercise of stock options	38,688	34,079
Total	1,925,942	1,922,649
Diluted earnings per share	$1.83	2.26